Prepaid Expense (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expense [Abstract]
Schedule of Prepaid Expense

Prepaid expense as of June 30, 2025 and December 31, 2024 are summarized as below:

	June 30,	December 31,
	2025	2024
Advancement to suppliers for inventory	€1,313,161	€771,863
Advancement for PP&E under construction	11,683	11,683
Conference	259,934	-
Insurance	-	219,007
Security deposits and others	16,471	17,831
	€1,601,249	€1,020,384